Material accounting policies information (Tables)	12 Months Ended
Mar. 31, 2024
Accounting policies [Abstract]
Disclosure of useful lives or depreciation rates, property, plant and equipment
Depreciation methods, useful lives and residual values are reviewed at each reporting date and any changes are considered prospectively. The estimated useful lives are as follows:

Buildings
- Factory and administrative buildings	20 - 50 years
- Ancillary structures	3 - 15 years
Plant and equipment	3 - 15 years
Furniture, fixtures and office equipment	3 - 10 years
Vehicles	4 - 5 years

Disclosure of useful lives or amortisation rates, intangible assets other than goodwill	The estimated useful lives are as follows:
Product related intangibles	3 – 25 years
Other intangibles	3 - 15 years